Employees' Profit Sharing Plan (Details) (Deferred profit sharing plan, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred profit sharing plan
Employees' profit sharing plan
Minimum number of continuous employment	1 year
Profit sharing costs	$ 3,400,000	$ 3,900,000	$ 4,095,000